Sequoia Fund
September 30, 2021
Schedule of Investments (Unaudited)
September 30, 2021
(Percentage are of the Fund's Net Assets)
Common Stocks (98.8%)
Shares		Value
	Aerospace & Defense (3.1%)
79,110,516	Rolls-Royce Holdings PLC (United Kingdom)(a)	$149,380,144
	Application Software (4.4%)
129,644	Constellation Software, Inc. (Canada)	212,390,568
	Automotive Retail (6.7%)
2,508,170	CarMax, Inc.(a)	320,945,433
	Cable & Satellite (4.7%)
422,084	Liberty Broadband Corp. - Class A(a)	71,057,841
893,831	Liberty Broadband Corp. - Class C(a)	154,364,614
		225,422,455
	Consumer Finance (5.6%)
456,844	Credit Acceptance Corp.(a)	267,390,793
	Financial Exchanges & Data (2.9%)
1,237,843	Intercontinental Exchange, Inc.	142,129,133
	Interactive Media & Services (14.6%)
100,042	Alphabet, Inc. - Class A(a)	267,464,288
39,680	Alphabet, Inc. - Class C(a)	105,759,501
967,232	Facebook, Inc. - Class A(a)	328,268,868
		701,492,657
	Internet & Direct Marketing Retail (7.7%)
2,004,779	Prosus NV (Netherlands)	160,211,045
832,759	Wayfair, Inc. - Class A(a)	212,778,252
		372,989,297
	Investment Banking & Brokerage (4.6%)
3,059,387	The Charles Schwab Corp.	222,845,749
	Life Sciences Tools & Services (4.2%)
1,578,783	Eurofins Scientific SE (Luxembourg)	202,702,340
	Managed Health Care (10.5%)
646,050	Anthem, Inc.	240,847,440
673,049	UnitedHealth Group, Inc.	262,987,166
		503,834,606
	Movies & Entertainment (15.3%)
43,481	Liberty Media Corp.-Liberty Formula One - Class A(a)	2,045,781
3,832,607	Liberty Media Corp.-Liberty Formula One - Class C(a)	197,034,326
281,505	Netflix, Inc.(a)	171,813,762
997,772	The Walt Disney Co.(a)	168,793,089
7,303,152	Universal Music Group NV (Netherlands)(a)	195,543,795
		735,230,753
	Multi-Sector Holdings (1.6%)
128	Berkshire Hathaway, Inc. - Class A(a)	52,656,511
96,116	Berkshire Hathaway, Inc. - Class B(a)	26,233,901
		78,890,412
	Research & Consulting Services (2.9%)
1,065,483	Jacobs Engineering Group, Inc.	141,208,462

Sequoia Fund
September 30, 2021
Schedule of Investments (Unaudited) (Continued)
September 30, 2021
Shares		Value
	Semiconductors (10.0%)
2,869,840	Micron Technology, Inc.	$203,701,243
2,484,283	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR (Taiwan)	277,370,197
		481,071,440
	Total Common Stocks (Cost $2,683,639,542)	4,757,924,242
	Total Investments (98.8%) (Cost $2,683,639,542)(b)	4,757,924,242
	Other Assets Less Liabilities (1.2%)	57,034,328
	Net Assets (100.0%)	$4,814,958,570

(a)	Non-income producing security.
(b)	The cost for federal income tax purposes is $2,681,786,751.The difference between book cost and tax cost is attributable to financial and tax accounting differences on a corporate spin-off. At September 30, 2021, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $2,124,380,860 and $48,243,369, respectively.
Abbreviation:
SP ADR	Sponsored American Depository Receipt
Notes to Schedule of Investments (Unaudited)
Investments are carried at fair value as determined under the supervision of the Fund’s Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.
Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.
U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at the last quoted sales price or, if adequate trading volume is not present, at the mean of the last bid and asked prices.
When reliable market quotations are insufficient or not readily available at time of valuation or when Ruane, Cunniff & Goldfarb L.P. (the “Investment Adviser”) determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with procedures adopted by and subject to review by the Fund’s Board of Directors.

Sequoia Fund
September 30, 2021
Schedule of Investments (Unaudited) (Continued)
September 30, 2021
Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:
Level 1 −	unadjusted quoted prices in active markets for identical securities.
Level 2 −	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 −	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. As of September 30, 2021, all financial instruments listed in the Schedule of Investments are considered Level 1. During the September 30, 2021, there were no transfers between Levels and there were no Level 3 securities held by the Fund.
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